Weighted Average Assumptions to Value the Warrants (Detail) (USD $)	12 Months Ended
May 31, 2013
Debt Instrument [Line Items]
Expected dividend yield	0.00%
Expected term	2 years
Risk-free interest rate	0.28%
Minimum
Debt Instrument [Line Items]
Stock price volatility	70.00%
Grant-date fair value	$ 0.11
Maximum
Debt Instrument [Line Items]
Stock price volatility	94.00%
Grant-date fair value	$ 1.10